Note 8 - Equity	9 Months Ended
Sep. 30, 2014
Notes
Note 8 - Equity

NOTE 8 – Equity

Our authorized capital stock consists of 877,500,000 shares of common stock, with a par value of $0.001 per share and 10,000 shares of preferred stock at a par value of $0.001. The holders of common stock have dividend rights, liquidation rights and voting rights of one vote for each share of common stock. As of September 30, 2014, there were 79,386,371 shares of our common stock issued and outstanding and no preferred shares issued and outstanding.

On September 9, 2013, we effected a 13.5 to one forward stock split of our authorized and outstanding common stock. As a result, our authorized shares of the common stock capital increased from 65,000,000 shares of common stock with a par value of $0.001 to 877,500,000 shares of common stock with a par value of $0.001 and our previously issued and outstanding 4,766,698 shares of common stock increased to 64,350,423 shares of common stock issued and outstanding. All share amounts issued have been adjusted to reflect the 13.5 to one forward stock split.

Prior to the execution of the Asset Purchase Agreement we had 64,350,423 shares of common stock issued and outstanding.

In connection with the closing of the Asset Purchase Agreement a former president and director of our company agreed to and returned 38,700,423 shares (2,866,698 pre-split shares) of our common stock to the treasury of our Company for cancellation without consideration effective October 4, 2013.

On October 4, 2013 we issued an aggregate of 42,750,000 shares of our common stock to SITC in connection with the closing of the Asset Purchase Agreement. Because these shares were issued as part of a reverse takeover of a Shell Company, these shares are presently classified as restricted shares.

In connection with the closing of the Asset Purchase Agreement, effective October 4, 2013 we completed a non-brokered private placement with a creditor for sale of 1,777,778 shares of our common stock at a price $0.45 per share for gross proceeds of $800,000. And, also effective October 4, 2013 we issued 1,111,111 shares of our common stock to this same creditor at a price of $0.45 per share upon conversion of a secured note for proceeds of $500,000. These shares were issued to one non-U.S. person (as that term is defined in Regulation S of the 1933 Act) in offshore transactions relying on Regulation S and/or Section 4(a)(2) of the 1933 Act.

On January 27, 2014, we issued 1,818,182 units to two investors in a non-brokered private placement, at a purchase price of $0.55 per unit for gross proceeds of $1,000,000. Each unit consisted of one share of our common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of our common stock at a price of $0.65 per share for a period of six years. We issued: (i) 681,818 of these units to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in an offshore transaction in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended; and (ii) 1,136,364 of these units to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these units to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended. Pursuant to the securities purchase agreements with each investor, we also agreed to file a registration statement related to the transaction with the U.S. Securities and Exchange Commission covering the shares underlying the units (excluding shares issuable upon exercise of the warrants).

Equity Line:

As reported in a current report on Form 8-K filed February 5, 2014, on February 3, 2014, we entered into an Equity Line Agreement with  an Illinois limited liability company (the "Investor"), pursuant to which we have the right to sell to the Investor of up to $12,000,000 in shares of our common stock, subject to certain limitations set forth in the Equity Line Agreement.

On February 3, 2014, we also entered into a Registration Rights Agreement with the Investor, pursuant to which we are required to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) registering the sale of the shares of our common stock issued and issuable to the Investor pursuant to the Equity Line Agreement.

Under the Equity Line Agreement we have the right over a 30-month period to sell up to $12.0 million worth of shares of our common stock to the Investor, upon the terms set forth in the Equity Line Agreement. We may direct the Investor, at our sole discretion and subject to certain conditions, to purchase up to $100,000 worth of shares of our common stock on any single business day so long as at least one business day has passed since the most recent purchase, increasing up to a maximum of $500,000 per purchase, depending on the closing sale price of our common stock. Pursuant to the Equity Line Agreement, the purchase price of such common stock sold to the Investor is based on the prevailing market price of our common stock preceding the time of any such sale with our company knowing the exact price prior to making sales, if any, to the Investor and we control the timing and amount of sales, if any, of common stock to the Investor. There are no upper limits to the price the Investor may pay to purchase our common stock. No sales of common stock to the Investor may occur below a floor price as set forth in the Purchase Agreement. In addition, we may direct the Investor to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of our common stock is not below the threshold price as set forth in the Purchase Agreement.

Our sales of shares of common stock to the Investor under the Equity Line Agreement are limited to no more than the number of shares that would result in the beneficial ownership by the Investor and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of our common stock.

The Equity Line Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. the Investor has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares of common stock.  In consideration for entering into the Equity Line Agreement, we issued to the Investor 872,727 shares of our common stock as a commitment fee (the “Commitment Shares”) and may issue up to 218,182 additional shares per the terms of the Purchase Agreement. The initial 872,727 commitment shares were valued on February 3, 2014, date of issuance, at $0.75 per share, for an aggregate cost of $654,545, based on the closing market price on that date. The cost of this initial underwriting fee paid through a shares issuance and all subsequent per transaction underwriting fees paid via shares issuances have been debited to additional paid-in capital, each based on the market value of the underwriting fees on date of shares issuance. The total cost of underwriting fees during the period ended September 30, 2014 was $666,108. The Commitment Shares have been issued in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(2) thereof and Rule 506 of Regulation D promulgated thereunder, and were registered for sale under the Registration Statement. The Equity Line Agreement may be terminated by us at any time at our discretion without any monetary cost to us.  Actual sales of shares of common stock to the Investor under the Equity Line Agreement will depend on a variety of factors to be determined by our Company from time to time, including (among others) market conditions, the trading price of our common stock and determinations by us as to available and appropriate sources of funding for our Company and its operations.

During the nine months ended September 30, 2014 we issued 3,697,889 shares under the Equity Line for aggregate proceeds of $1,700,000. Parallel to these issuances, we issued an additional 30,906 shares to the Investor as underwriting fees.

On March 19, 2014, we committed to pay our new CFO a signing bonus of 50,000 restricted common shares at a price of $0.80 per share, for aggregate deemed compensation of $40,000. This amount was recorded as Stock Payable as of the period ended March 31, 2014 and was paid on April 14, 2014. On August 19, 2014 an additional 25,000 restricted common shares were paid to our CFO for services recorded at a price of $0.38 per share, for aggregate deemed compensation of $9,500. These shares were issued to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On May 1, 2014, we issued 25,000 restricted common shares to our former VP/COO as a signing bonus at a price of $0.62 per share, for aggregate deemed compensation of $15,500. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

During the nine month period ended September 30, 2014, the Company adopted a 'Form S-8 Plan' under which the Board and CEO were issued 500,000 registered common shares of the Company as compensation. Our CEO received 250,499 shares, and each of our three other Board members received 83,167 shares each. These shares were expensed at a cost of $0.627 per share on date of issuance, for aggregate deemed compensation of $313,500.

On May 22, 2014 KonaRed Corporation filed a Form S-8 Registration Statement to register a total of 4,000,000 shares with the SEC to be used for director, officer and employee compensation share issuances. An initial group of these shares (the "Award Shares") were then separately registered under the Securities Act, by filing on May 29, 2014 a Post-Effective amendment to the Form S-8 Registration Statement which contained a re-offer prospectus in reference to the Award Shares. Allocation of the Award Shares included: (i) a compensation bonus of 250,499 shares at a price of $0.627 per shares to our CEO; and (ii) 83,167 Award Shares to each of our three other directors at a price of $0.627 per share.

Warrants

On October 17, 2013 we completed a non-brokered private placement with a third party for sale of 77,778 units at a price $0.45 per unit for gross proceeds of $35,000. Each unit was comprised of one share of the common stock of our Company and one five year share purchase warrant exercisable into one share of the common stock of our Company at a price of $0.65 per share.

On November 21, 2013 we completed a non-brokered private placement with a third party for sale of 1,000,0000 units at a price $0.45 per unit for gross proceeds of $450,000. Each unit was comprised of one share of the common stock of our Company and one five year share purchase warrant exercisable into one share of the common stock of our Company at a price of $0.65 per share.

As consideration for assisting us in structuring the acquisition with Sandwich Isles, on October 4, 2013, we issued to a consultant 2,888,888 five-year warrants to purchase 2,888,888 shares of the Company's common stock, exercisable at $0.65 per share for a period of five years. On issuance date, the Company valued the warrants at $1,861,803 and recorded this non-cash expense. The fair value of the 2,888,888 warrants issued was calculated on the date of grant using a Black Scholes option pricing model with the following assumptions: (i) a risk-free interest rate of 1.40% based on the US 5 year Treasury bond yield on issuance date; (ii) a dividend yield of zero; (iii) a volatility factor of 429.1% based on the 5 year annualized daily closing price stock volatility of a group of comparable peer companies with 5 year trading histories; (iv) an exercise price of $0.65; and (v) an expected life of 1.5 years (which is the time during which the Company estimates the warrants will be exercised). The fair value method requires the cost of warrants to be expensed over the period in which they vest, which in the case of the warrants issued to this consultant was immediately as of grant date. The expense of the warrants issuance, based on the Black-Scholes valuations has been credited to Additional Paid-In Capital on the Balance Sheet.

On January 27, 2014, we issued 1,818,182 units to two investors in a non-brokered private placement, at a purchase price of $0.55 per unit for gross proceeds of $1,000,000. Each unit consisted of one share of our common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of our common stock at a price of $0.65 per share for a period of six years.

The following table summarizes the Company’s warrant activity for the periods ended September 30, 2014 and December 31, 2013:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*		Intrinsic Value**
October 4, 2013 - Grant to consultant	2,888,888	0.65	4.26		Nil
October 17, 2013 - Granted with Units	77,778	0.65	4.30		Nil
November 21, 2013 - Granted with Units	1,000,000	0.65	4.39		Nil
Outstanding at December 31, 2013	5,803,666	$0.67	2.90	$	Nil
January 12, 2014 - Expiration of warrants previously granted to creditor	(1,837,000)	-	-		-
January 27, 2014 - Granted with Units	1,818,182	0.65	5.43		Nil
Outstanding at September 30, 2014	5,784,848	$0.65	4.48	$	Nil

*  (remaining term as of September 30, 2013)

**(intrinsic value based on the closing share price of $0.3459 on September 30, 2014)

Options

On November 25, 2013, the Company issued 250,000 options to purchase 250,000 restricted shares of the Company's common stock to a consultant for services rendered. The options vested immediately in full, have a three year term, and are exercisable at $0.70 per share.

On December 12, 2013, the Company adopted an incentive stock option plan (the "Stock Option Plan"). The Stock Option Plan allows for the issuance of up to 11,000,000 options to acquire 11,000,000 restricted shares of the Company's common stock, with a maximum exercise period of ten years, to be granted to eligible employees, officers, directors, and consultants. During the year ended December 31, 2013, the Company granted 3,000,000 options to officers and directors.

On January 7, 2014, we issued to a director of the Company 750,000 options exercisable into 750,000 restricted shares of the Company's common stock at an exercise price of $0.81 per share. These options have a five year term, vested on grant date, and were recorded as compensation expense of $449,766 based on a Black-Scholes options pricing model valuation.

During the nine months ended September 30, 2014 amortization expense entries each totaling $173,746  were made regarding option grants of 1,000,000 options each (exercisable into 1,000,000 shares each) which were granted to a director and to our CEO during fiscal 2013, but which may vest under certain conditions during fiscal 2014.

The expenses of the options issuances, based on Black-Scholes valuations have been credited to Additional Paid-In Capital on the Balance Sheet.

The fair value of the options granted were calculated on the date of grant using a Black-Scholes option pricing model with the following assumptions :

GRANTEES	Vesting	Risk free rate	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

Consultant	Immediate on November 25, 2013	0.57%	0.0%	3 years	344.2%	1.5 years	$0.70	$0.72
CFO (former)	Immediate on December 12, 2013	1.55%	0.0%	5 years	422.2%	1.5 years	$0.74	$0.74
CEO	On October 4, 2013 if stock price is above $1.00 per share	0.51%*	0.0%	2 years*	144.0%*	2.5 years	$0.45	$0.74
CSO (former)	On October 4, 2013 if stock price is above $1.00 per share	0.51%*	0.0%	2 years*	144.0%*	2.5 years	$0.45	$0.74
Director	Immediate on January 7, 2014	1.69%	0.0%	2 years	142.0%	2.5 years	$0.81	$0.81

*(as adjusted at March 31, 2014)

A summary of changes in outstanding stock options for the period ended September 30, 2014 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2013	3,250,000	$0.56	4.04	$Nil

January 7, 2014 – Grant to director	750,000	$0.81	4.27	$Nil
Outstanding at September 30, 2014	4,000,000	$0.61	4.08	$Nil

*  (remaining term as of September 30, 2014)

**(intrinsic value based on the closing share price of $0.3459 on September 30, 2014)

The following table summarizes information about the options outstanding at September 30, 2014:

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.45	2,000,000	$0.45	$0.32	4.45	Nil	Nil	$Nil	Nil
$0.70	250,000	$0.70	$0.07	2.20	250,000	$0.70	$Nil	2.40
$0.74	1,000,000	$0.74	$0.03	4.45	1,000,000	$0.74	$Nil	4.45
$0.81	750,000	$0.81	$0.00	4.45	750,000	$0.81	$Nil	4.45

Totals	4,000,000	$0.61	$0.09	4.08	2,000,000	$0.76	$Nil	4.08

*  (remaining term as of September 30, 2013)

**(intrinsic value based on the closing share price of $0.5475 on September 30, 2014)